Fair Value - Assets Measured at Fair Value on Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate owned, net	$ 79,079	$ 73,573	$ 64,959
Level 3 [Member] | Fair Value, Non-Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate owned, net	$ 79,079	$ 73,573	$ 64,959